Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Foreign Currency Forward Contracts
As at December 31, 2017, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars) Non-hedge	Average Forward Rate(1)	Expected Maturity
				2018	2019
				(in thousands of U.S. Dollars)
Norwegian Kroner	365,000	(455)	8.07	38,390	6,849
Euro	11,000	98	0.83	13,271	—
		(357)		51,661	6,849

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Summary of Cross Currency Swaps
As at December 31, 2017, the Partnership was committed to the following cross currency swap:

Principal Amount NOK (thousands)	Principal Amount USD (thousands)	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Asset (Liability)	Remaining Term (years)
		Reference Rate	Margin
1,000,000	162,200	NIBOR	4.25%	7.45%	(44,006)	1.1

The effect of the gain (loss) on cross currency swaps in the consolidated statements of (loss) income for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Realized loss	(84,205)	(53,497)	(10,140)
Unrealized gain (loss)	91,914	46,127	(61,734)
Total realized and unrealized gain (loss) on cross currency swaps	7,709	(7,370)	(71,874)

Schedule of Interest Rate Swap Agreements
As at December 31, 2017, the Partnership and its consolidated subsidiaries were committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Notional	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%) (1)
U.S. Dollar-denominated interest rate swaps (2)(3)	LIBOR	700,000	(127,985)	7.5	4.3%
U.S. Dollar-denominated interest rate swaps (3)(4)	LIBOR	1,002,525	(40,262)	4.0	2.9%
		1,702,525	(168,247)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2017, ranged from 0.90% to 3.75%.

(2)	Notional amount remains constant over the term of the swap.

(3)
During the year ended December 31, 2017 the Partnership and the applicable financial institutions agreed to lower the fixed interest rate on certain of the swaps, extend the termination option of such swaps by two years to 2021, and eliminate the related financial guarantee and security package previously provided by Teekay Corporation in return for a prepayment amount and fees.

(4)	Principal amount reduces quarterly or semi-annually.

Effective Portion of Gains (Losses) on Interest Rate Swap Agreements
The following tables exclude any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity accounted joint ventures.

Year Ended December 31, 2017				Year Ended December 31, 2016
Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)		Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)
(19)	(1,186)	(7)	Interest expense	101	(64)	681	Interest expense
(19)	(1,186)	(7)		101	(64)	681

Year Ended December 31, 2015
Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)
(65)	—	(1,050)	Interest expense
(65)	—	(1,050)

(1)	Effective portion of designated and qualifying cash flow hedges recognized in accumulated other comprehensive income (or AOCI).

(2)	Effective portion of designated and qualifying cash flow hedges recorded in AOCI during the term of the hedging relationship and reclassified to earnings.

(3)	Ineffective portion of designated and qualifying cash flow hedges.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Other current assets $	Other assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2017
Foreign currency contracts	347	28	—	(665)	(67)
Cross currency swaps	—	—	(916)	(4,412)	(38,678)
Interest rate swaps	233	1,565	(3,883)	(37,438)	(128,724)
	580	1,593	(4,799)	(42,515)	(167,469)
As at December 31, 2016
Foreign currency contracts	119	—	—	(1,634)	(271)
Cross currency swaps	—	—	(2,375)	(20,281)	(114,723)
Interest rate swaps	181	2,597	(5,653)	(33,087)	(167,144)
	300	2,597	(8,028)	(55,002)	(282,138)

Effect of (Losses) Gains on Derivatives
The effect of the (loss) gain on these derivatives in the consolidated statements of (loss) income for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Realized (loss) gain on derivative instruments
Interest rate swaps	(78,296)	(52,819)	(71,617)
Foreign currency forward contracts	900	(7,153)	(13,799)
	(77,396)	(59,972)	(85,416)
Unrealized gain (loss) on derivative instruments
Interest rate swaps	33,114	29,937	11,952
Foreign currency forward contracts	1,429	9,722	(240)
	34,543	39,659	11,712
Total realized and unrealized (loss) gain on derivative instruments	(42,853)	(20,313)	(73,704)